INCOME TAXES	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

15. INCOME TAXES

Corporate income tax

Cayman Islands and British Virgin Islands (“BVI”)

Under the current laws of the Cayman Islands, Elong Power Holding Limited (“Elong Power”) is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

The Company’s subsidiary, Elong Power International Co, Limited (“Elong Power International”) is incorporated in the BVI and under the current laws of the BVI, Elong Power International is not subject to tax on income or capital gain. In addition, payments of dividend by the subsidiary to their shareholders are not subject to withholding tax in the BVI.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s Hong Kong subsidiary, Elong Power (Hong Kong) International Limited (“Elong Power (Hong Kong)”) is subject to 16.5% income tax on its taxable income generated from operations in Hong Kong. On December 29, 2017, Hong Kong government announced a two-tiered profit tax rate regime. Under the two-tiered tax rate regime, the first HKD $2.0 million assessable profits will be subject to an 8.25% lower tax rate and remaining taxable income will continue to be taxed at the existing 16.5% tax rate. The two-tiered tax regime becomes effective from the assessment year of 2018, which is on or after April 1, 2018. The application of the two-tiered rates is restricted to only one nominated enterprise among connected entities. The Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong for any of the periods presented.

The PRC

The Company’s subsidiaries that are each incorporated in the PRC are subject to Corporate Income Tax (“CIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the new PRC Enterprise Income Tax Laws (“PRC Income Tax Laws”) effective from January 1, 2008. Pursuant to the PRC Income Tax Laws, the Company’s PRC subsidiaries are subject to a CIT statutory rate of 25%.

Pursuant to Announcement on the Continuation of the Corporate Income Tax Policy for the Development of the Western Region issued by Department of Finance Ministry, State Taxation Administration, National Development and Reform Committee on April 23, 2020 (Notice No. 2020-23), the Company’s subsidiary, Ganzhou Zhangyang is entitled to a reduced income tax rate of 15% from January 1, 2021 to December 31, 2030.

The Company’s provision for income tax expenses consisted of:

For the six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
PRC income tax
Current	$-	$-
Total	$-	$-

Reconciliations of the income tax expenses (benefits) computed by applying the PRC statutory income tax rate of 25% to the Company’s income tax expenses of the years presented are as follows:

	For the six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Loss before income taxes	$(2,655,477)	$(3,785,383)
Tax credit at PRC corporate income tax rate of 25%	(663,869)	(946,346)
Tax effect of entity at preferential tax rate	113,303	204,555
Non-deductible expenses	218,157	186,495
Changes in valuation allowance	332,409	555,296
Total	$-	$-

The Company considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more-likely-than-not realized. This assessment considers, among other matters, the nature, frequency and severity of recent loss and forecasts of future profitability. These assumptions require significant judgment, and the forecasts of future taxable income are consistent with the plans and estimates the Company is using to manage the underlying businesses. The statutory income tax rate of 25% or applicable preferential income tax rates were applied when calculating deferred tax assets.

The Company’s deferred tax assets consisted of the following components:

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Deferred tax assets
Net operating loss carry-forwards	$7,464,122	$6,929,579
Accrued cost and expense	771,394	847,105
Impairment of inventory	204,915	-
Provision for credit loss	478,917	721,436
Provision for warranty liability	229,007	272,073
Lease expense	1,161,279	1,020,565
Impairment of Property, plant and equipment	1,586,912	1,557,410
Others	-	644
Less: valuation allowance	(11,896,546)	(11,348,812)
Deferred tax assets, net of valuation allowance	$-	$-

A valuation allowance is provided against deferred tax assets when the Company determines that it is more-likely-than-not that the deferred tax assets will not be utilized in the future.

The Company has tax losses arising in Mainland China of $32,157,905 (RMB239,981,820) that will expire in one to five years for deduction against future taxable profits.

15. INCOME TAXES

Corporate income tax

Cayman Islands and British Virgin Islands (“BVI”)

Under the current laws of the Cayman Islands, Elong Power Holding Limited (“Elong Power”) is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

The Company’s subsidiary, Elong Power International Co, Limited (“Elong Power International”) is incorporated in the BVI and under the current laws of the BVI, Elong Power International is not subject to tax on income or capital gain. In addition, payments of dividend by the subsidiary to their shareholders are not subject to withholding tax in the BVI.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s Hong Kong subsidiary, Elong Power (Hong Kong) International Limited (“Elong Power (Hong Kong)”) is subject to 16.5% income tax on its taxable income generated from operations in Hong Kong. On December 29, 2017, Hong Kong government announced a two-tiered profit tax rate regime. Under the two-tiered tax rate regime, the first HKD $2.0 million assessable profits will be subject to an 8.25% lower tax rate and remaining taxable income will continue to be taxed at the existing 16.5% tax rate. The two-tiered tax regime becomes effective from the assessment year of 2018, which is on or after April 1, 2018. The application of the two-tiered rates is restricted to only one nominated enterprise among connected entities. The Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong for any of the periods presented.

The PRC

The Company’s subsidiaries that are each incorporated in the PRC are subject to Corporate Income Tax (“CIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the new PRC Enterprise Income Tax Laws (“PRC Income Tax Laws”) effective from January 1, 2008. Pursuant to the PRC Income Tax Laws, the Company’s PRC subsidiaries are subject to a CIT statutory rate of 25%.

Pursuant to Announcement on the Continuation of the Corporate Income Tax Policy for the Development of the Western Region issued by Department of Finance Ministry, State Taxation Administration, National Development and Reform Committee on April 23, 2020 (Notice No. 2020-23), the Company’s subsidiary, Ganzhou Yipeng Energy & Technology Co., Ltd. (“Ganzhou Yipeng “) is entitled to a reduced income tax rate of 15% from January 1, 2021 to December 31, 2030.

The Company’s provision for income tax expenses consisted of:

	For the Years ended December 31,
	2024	2023	2022
PRC income tax
Current	$-	$-	$2,208
Total	$-	$-	$2,208

Reconciliations of the income tax expenses (benefits) computed by applying the PRC statutory income tax rate of 25% to the Company’s income tax expenses of the years presented are as follows:

	For the Years ended December 31,
	2024	2023	2022

Loss before income taxes	$(30,113,504)	$(7,446,001)	$(9,766,164)
Tax credit at PRC corporate income tax rate of 25%	(7,528,376)	(1,861,500)	(2,441,541)
Tax effect of entity at preferential tax rate	1,408,447	576,274	453,498
Adjustments of impact from prior period NOL	-	248,522	-
Non-deductible expenses	3,516,242	14,467	2,237
Permanent differences	-	(83,542)	-
Changes in valuation allowance	2,603,687	1,105,779	1,988,014
Total	$-	$-	$2,208

The Company considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more-likely-than-not realized. This assessment considers, among other matters, the nature, frequency and severity of recent loss and forecasts of future profitability. These assumptions require significant judgment, and the forecasts of future taxable income are consistent with the plans and estimates the Company is using to manage the underlying businesses. The statutory income tax rate of 25% or applicable preferential income tax rates were applied when calculating deferred tax assets.

The Company’s deferred tax assets consisted of the following components:

	As of December 31,
	2024	2023
Deferred tax assets
Net operating loss carry-forwards	$6,929,579	$5,962,064
Accrued cost and expense	847,105	838,747
Provision from for credit loss	721,436	922,030
Provision for warranty liability	272,073	491,898
Lease expense	1,020,565	808,349
Impairment of Property, plant and equipment	1,557,410	-
Others	644	5,626
Less: valuation allowance	(11,348,812)	(9,028,714)
Deferred tax assets, net of valuation allowance	$-	$-

A valuation allowance is provided against deferred tax assets when the Company determines that it is more-likely-than-not that the deferred tax assets will not be utilized in the future.

The Company has tax losses arising in Mainland China of $32,877,376 (RMB239,981,820) that will expire in one to five years for deduction against future taxable profits.